Writer’s E-mail: robert.ellison@shearman.com Writer’s Direct Number: +55 11 3702-2220	July 31, 2017

CONFIDENTIAL TREATMENT REQUESTED

Delivered electronically and by hand

Office of International Corporate Finance

Securities and Exchange Commission

100 F Street N.E.

Washington D.C. 20549

PagSeguro Digital Ltd.

Registration Statement on Form F-1

Ladies and Gentlemen:

We represent PagSeguro Digital Ltd. (the “Company”), an exempted company with limited liability incorporated under the laws of the Cayman Islands, which was incorporated in July 2017 and is an emerging growth company as defined in Rule 405 of the Securities Act of 1933, as amended. The Company has today submitted a draft Registration Statement on Form F-1 in electronic form, requesting confidential treatment for that submission. We enclose six courtesy copies of the draft Registration Statement with the paper copy of this letter.

The Registration Statement relates to a proposed international offering of Class A common shares of the Company, to be made in the United States and other countries by the Company and by its parent company Universo Online S.A. (“UOL”), a Brazilian corporation, as selling shareholder. The Class A common shares will be offered directly.

Prior to the launch of the offering, UOL will contribute substantially all the shares of PagSeguro Internet S.A. (“PagSeguro Brazil”), a Brazilian corporation, to the Company in exchange for shares in the Company. PagSeguro Brazil is a provider of financial technology solutions focused primarily on micro-merchants and small and medium-sized companies in Brazil (the “Company”). In the year ended December 31, 2016, PagSeguro Brazil generated R$740.6 million in net revenue from sales and services, and R$392.4 million in income from early payment of receivables due on installment payments from consumer transactions.

CONFIDENTIAL TREATMENT REQUESTED
Office of International Corporate Finance Securities and Exchange Commission	July 31, 2017

We respectfully request that the staff of the Securities and Exchange Commission review the Registration Statement on a pre-filing confidential basis. The Company expects to submit the exhibits to the Registration Statement shortly, and intends to request confidential treatment of certain exhibits. The present intention of the Company and its underwriters is to commence road-show presentations by October 23, 2017. We would be grateful if the Staff could review the Registration Statement and provide any comments so that the Company may prepare appropriate responses to the Staff’s comments and print preliminary prospectuses in accordance with this schedule. The Company intends to include the interim financial statements of PagSeguro Brazil as at and for the six months ended June 30, 2017 and 2016 when responding to the Staff’s comments.

On behalf of the Company, we appreciate your attention to this matter and your willingness to provide a confidential review of the Registration Statement. If you have any questions or wish to discuss any matters relating to the foregoing, please contact me at the number set forth above.

Accounting questions may be directed to Eduardo Alcaro, the Company’s chief financial officer, at +55 (11) 3038-8127. The review partners for this submission at the Company’s audit firm, Pricewaterhouse Coopers Auditores Independentes, are Fábio Abreu and Marcos Carvalho, who can be reached at +55 (11) 3674-2369 and +55 (11) 3674-2000, respectively.

We would be grateful if the Staff could acknowledge receipt of the enclosures by date-stamping the enclosed extra copy of this letter and returning it to our messenger, who will be waiting.

Very truly yours,

Robert M. Ellison

Enclosure.

cc:

Eduardo Alcaro – Chief Financial, Mergers & Acquisitions and Investor Relations Officer, PagSeguro Digital Ltd.

Maria Judith de Brito – Executive Officer, PagSeguro Digital Ltd.

Renato Bertozzo Duarte – General Counsel, PagSeguro Digital Ltd.

Fábio Abreu – Pricewaterhouse Coopers Auditores Independentes

Marcos Carvalho – Pricewaterhouse Coopers Auditores Independentes

Manuel Garciadiaz – Davis Polk & Wardwell LLP, São Paulo